UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811- 07626)

Exact name of registrant as specified in charter:	Putnam Municipal Opportunities Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2017

Date of reporting period:	July 31, 2016

Item 1. Schedule of Investments:

Putnam Municipal Opportunities Trust

The fund's portfolio
7/31/16 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
Q-SBLF — Qualified School Board Loan Fund
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (140.9%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (1.4%)

Jefferson Cnty., Swr. Rev. Bonds, Ser. D, 6.50%, 10/1/53	BBB-	$2,000,000	$2,510,840

Lower AL Gas Dist. Rev. Bonds (Gas Project), Ser. A, 5.00%, 9/1/46	A3	3,150,000	4,315,217

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A, 5.80%, 5/1/34	Baa2	750,000	872,640

			7,698,697
Arizona (2.8%)

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A, 7.625%, 12/1/29 (escrow)(F)	D/P	3,025,000	9,042

Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co. - Navajo), Ser. A, 5.125%, 10/1/32	A3	1,500,000	1,652,070

Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.), 5.125%, 5/15/40	A-	2,125,000	2,372,329

Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds (Reid Traditional Schools Painted Rock Academy), 5.00%, 7/1/36	Baa3	350,000	395,518

Maricopa Cnty., Poll. Control Rev. Bonds (El Paso Elec. Co.), Ser. A, 7.25%, 2/1/40	Baa1	2,400,000	2,750,664

Phoenix, Civic Impt. Corp. Arpt. Rev. Bonds, Ser. A, 5.00%, 7/1/40	A1	1,000,000	1,127,580

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds (Great Hearts Academies), 3.75%, 7/1/24	BBB-	710,000	735,077

Pinal Cnty., Elec. Rev. Bonds (Dist. No. 3), 5.25%, 7/1/36	A	500,000	583,540

Salt Verde, Fin. Corp. Gas Rev. Bonds, 5.50%, 12/1/29	Baa1	1,350,000	1,754,825

U. Med. Ctr. Corp. Hosp. Rev. Bonds, U.S. Govt. Coll., 6.50%, 7/1/39 (Prerefunded 7/1/19)	AAA/P	1,000,000	1,164,630

Yuma, Indl. Dev. Auth. Hosp. Rev. Bonds (Yuma Regl. Med. Ctr.), Ser. A, 5.00%, 8/1/32	A-	2,065,000	2,391,600

			14,936,875
California (22.3%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds (Episcopal Sr. Cmntys.), Ser. A, 5.00%, 7/1/32	BBB+/F	550,000	626,406

Bay Area Toll Auth. of CA Rev. Bonds (Toll Bridge), Ser. S-4, 5.00%, 4/1/33	AA-	1,200,000	1,451,736

Burbank, Unified School Dist. G.O. Bonds (Election of 1997), Ser. C, NATL, FGIC, zero %, 8/1/23	AA-	1,000,000	901,380

CA Hsg. Fin. Agcy. Rev. Bonds (Home Mtge.)
Ser. E, 4.80%, 8/1/37	AA-	3,655,000	3,716,185
Ser. K, 4.625%, 8/1/26	AA-	2,435,000	2,435,000

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA), 5.25%, 2/1/37	A-	1,055,000	1,074,676

CA Muni. Fin. Auth. Rev. Bonds
(Biola U.), 5.00%, 10/1/42	Baa1	500,000	563,990
(Cmnty. Med. Ctrs.), Ser. A, 5.00%, 2/1/40	A-	650,000	747,897

CA State G.O. Bonds
6.50%, 4/1/33	Aa3	3,000,000	3,459,630
5.50%, 3/1/40	Aa3	7,450,000	8,585,529
5.00%, 4/1/42	Aa3	4,000,000	4,742,720

CA State Edl. Fac. Auth. Rev. Bonds (Loyola-Marymount U.), NATL, zero %, 10/1/21	A2	1,300,000	1,195,519

CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds (Caritas Affordable Hsg., Inc.), 5.25%, 8/15/39	BBB	400,000	472,960

CA State Poll. Control Fin. Auth. Rev. Bonds
(San Jose Wtr. Co.), 5.10%, 6/1/40	A	3,500,000	3,936,345
(Pacific Gas & Electric Corp.), Class D, FGIC, 4.75%, 12/1/23	A3	1,500,000	1,547,115

CA State Poll. Control Fin. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Cap. Corp.), 5.25%, 8/1/40	A	1,000,000	1,124,580

CA State Pub. Wks. Board Rev. Bonds
Ser. I-1, 6.125%, 11/1/29	A1	1,000,000	1,171,950
Ser. A-1, 6.00%, 3/1/35	A1	1,600,000	1,879,840
(Dept. of Forestry & Fire), Ser. E, 5.00%, 11/1/32	A1	1,575,000	1,649,277
(Capital Projects), Ser. A, 5.00%, 4/1/29	A1	2,000,000	2,372,540

CA Statewide Cmnty. Dev. Auth. COP (The Internext Group), 5 3/8s, 4/1/30	BBB+	1,415,000	1,419,457

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Irvine, LLC-UCI East Campus), 6.00%, 5/15/40 (Prerefunded 5/15/18)	Aaa	2,000,000	2,196,160
(899 Charleston, LLC), Ser. A, 5.25%, 11/1/44	BB/P	450,000	508,356

Foothill-De Anza, Cmnty. College Dist. G.O. Bonds, Ser. C, 5.00%, 8/1/40	Aaa	2,250,000	2,615,805

Foothill/Eastern Corridor Agcy. Rev. Bonds, Ser. A
6.00%, 1/15/53	BBB-	1,500,000	1,818,480
zero %, 1/1/28 (Escrowed to maturity)	Aaa	10,000,000	8,077,300

Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-2, 5.30%, 6/1/37	B3	1,000,000	1,026,620
Ser. A-1, 5.125%, 6/1/47	B3	3,970,000	3,974,963
Ser. A-1, 5.00%, 6/1/33	B3	100,000	101,389

Los Angeles, Dept. of Arpt. Rev. Bonds (Los Angeles Intl. Arpt.)
Ser. D, 5.00%, 5/15/40	AA	3,500,000	4,012,820
5.00%, 5/15/30	AA	1,000,000	1,203,450

Los Angeles, Regl. Arpt. Impt. Corp. Lease Rev. Bonds (Laxfuel Corp.), 4.50%, 1/1/27	A	600,000	658,776

M-S-R Energy Auth. Rev. Bonds
Ser. A, 6.50%, 11/1/39	BBB+	3,000,000	4,504,800
Ser. B, 6.50%, 11/1/39	BBB+	3,000,000	4,504,800

Metro. Wtr. Dist. Rev. Bonds (Southern CA Wtr. Wks.), 5.75%, 8/10/18	AAA	4,850,000	5,096,865

North Natomas, Cmnty. Fac. Special Tax Bonds (Dist. No. 4), Ser. E, 5.00%, 9/1/30	BBB+	1,250,000	1,465,700

Oakland, Alameda Cnty. Unified School Dist. G.O. Bonds (Election of 2012), 6.625%, 8/1/38	BBB/P	500,000	599,655

Orange Cnty., Trans. Auth Toll Road Rev. Bonds (91 Express Lanes), 5.00%, 8/15/30	AA-	635,000	767,277

Redwood City, Elementary School Dist. G.O. Bonds, FGIC, NATL, zero %, 8/1/21	AA-	1,990,000	1,821,447

Sacramento, Regl. Trans. Dist. Rev. Bonds (Farebox), 5.00%, 3/1/42	A3	2,110,000	2,392,972

San Bernardino Cnty., COP (Med. Ctr. Fin.), Ser. A, NATL, 6 1/2s, 8/1/17	AA-	860,000	885,542

San Diego Cnty., Regl. Arpt. Auth. Rev. Bonds, Ser. A, 5.00%, 7/1/40	A2	3,750,000	4,198,163

San Diego, Unified School Dist. G.O. Bonds (Election of 2008), Ser. C
zero %, 7/1/40	Aa2	5,000,000	2,390,550
zero %, 7/1/38	Aa2	5,000,000	2,553,750

Stockton, Pub. Wtr. Fin. Auth. Rev. Bonds (Delta Wtr. Supply), Ser. A, 6.25%, 10/1/40	A	875,000	1,115,231

Sunnyvale, Cmnty. Fac. Dist. Special Tax Bonds, 7.65%, 8/1/21	B+/P	345,000	346,087

Univ. of CA Rev. Bonds, Ser. AF, 5s, 5/15/36(T)	AA	9,000,000	10,945,292

Tuolumne Wind Project Auth. Rev. Bonds (Tuolumne Co.), Ser. A, 5.875%, 1/1/29	AA-	1,585,000	1,771,428

Turlock, Irrigation Dist. Rev. Bonds, Ser. A, 5.00%, 1/1/40	AA-	2,000,000	2,216,400

			118,844,810
Colorado (2.3%)

CO State Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmntys.), Ser. A, 5.75%, 1/1/26	BB/P	325,000	328,328
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.625%, 6/1/43	Baa1	600,000	712,026
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), Ser. A, 5.00%, 6/1/40	Baa1	1,750,000	2,035,828
(Valley View Hosp. Assn.), 5.00%, 5/15/40	A-	1,000,000	1,181,310
(Covenant Retirement Cmnty.), Ser. A, 5.00%, 12/1/35	BBB+/F	1,000,000	1,154,060
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.00%, 12/1/33	Baa1	1,650,000	1,865,672

CO State Hlth. Fac. Auth. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.00%, 6/1/29	Baa1	315,000	315,747

Denver City & Cnty., Arpt. Rev. Bonds (Sub. Syst.), Ser. A, 5.50%, 11/15/31	A2	950,000	1,148,503

Park Creek Metro. Dist. Tax Allocation Bonds (Sr. Ltd. Property Tax Supported), Ser. A, 5.00%, 12/1/45	BBB/F	200,000	232,858

Pub. Auth. for CO Energy Rev. Bonds (Natural Gas Purchase), 6.50%, 11/15/38	Baa1	2,250,000	3,412,283

			12,386,615
Delaware (0.2%)

DE State Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr.), 5.40%, 2/1/31	Baa1	1,100,000	1,259,742

			1,259,742
District of Columbia (1.7%)

DC Rev. Bonds (Howard U.), Ser. A, 6.50%, 10/1/41	BBB	1,600,000	1,728,192

DC U. Rev. Bonds (Gallaudet U.), 5.50%, 4/1/34	A+	1,000,000	1,175,460

DC, Wtr. & Swr. Auth. Pub. Util. Rev. Bonds (Green Bond), Ser. A, 5.00%, 10/1/45	AA+	2,000,000	2,432,640

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
Ser. A, 5.00%, 10/1/39	A2	2,000,000	2,210,060
(Metrorail), Ser. A, zero %, 10/1/37	Baa1	3,700,000	1,764,493

			9,310,845
Florida (5.2%)

Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds (Health First, Inc.), U.S. Govt. Coll., 7.00%, 4/1/39 (Prerefunded 4/1/19)	A2	3,000,000	3,502,620

FL State Muni. Pwr. Agcy. Rev. Bonds (All Requirements Pwr. Supply), Ser. A
5.00%, 10/1/31	A2	255,000	276,007
U.S. Govt. Coll., 5.00%, 10/1/31 (Prerefunded 10/1/18)	AAA/P	1,445,000	1,581,307

Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	2,250,000	2,664,135

Jacksonville, Port Auth. Rev. Bonds, 5.00%, 11/1/38	A2	600,000	681,372

Lakeland, Hosp. Syst. Rev. Bonds (Lakeland Regl. Hlth.), 5.00%, 11/15/40	A2	1,350,000	1,574,667

Lakeland, Retirement Cmnty. 144A Rev. Bonds (1st Mtge. - Carpenters), 6.375%, 1/1/43	BBB-/F	340,000	359,734

Marco Island, Util. Sys. Rev. Bonds, Ser. A, 5.00%, 10/1/40	Aa3	1,500,000	1,700,595

Miami-Dade Cnty., Aviation Rev. Bonds
(Miami Intl. Arpt.), Ser. A-1, 5.375%, 10/1/41	A2	3,000,000	3,438,420
Ser. A, 5.00%, 10/1/38	A	2,000,000	2,349,760
5.00%, 10/1/28	A2	500,000	603,220

Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev. Bonds, Ser. A, 5.00%, 7/1/40	A2	1,000,000	1,125,150

Orange Cnty., Hlth. Fac. Auth. Rev. Bonds (Presbyterian Retirement Cmntys.), 5.00%, 8/1/34	A-/F	1,350,000	1,578,272

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds
(Acts Retirement-Life Cmnty.), 5.50%, 11/15/33 (Prerefunded 11/15/20)	A-/F	1,000,000	1,193,770
(Lifespace Cmntys, Inc.), Ser. C, 5.00%, 5/15/38	A/F	2,000,000	2,362,620

South Broward, Hosp. Dist. Rev. Bonds, NATL, 4.75%, 5/1/28	AA	1,500,000	1,545,585

Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	360,000	411,354

Tampa, Hlth. Syst. Rev. Bonds (Baycare), Ser. A, 5.00%, 11/15/46	Aa2	500,000	606,420

Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds, 5.40%, 5/1/37	B+/P	365,000	365,551

			27,920,559
Georgia (4.9%)

Atlanta, Arpt. Rev. Bonds (Hartsfield-Jackson Intl. Arpt.), Ser. A, 5.00%, 1/1/35	Aa3	1,250,000	1,405,150

Atlanta, Arpt. Passenger Fac. Charge Rev. Bonds
5.00%, 1/1/34	Aa3	1,550,000	1,858,156
5.00%, 1/1/33	Aa3	1,500,000	1,802,790

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6.25%, 11/1/39 (Prerefunded 11/1/19)	Aa3	4,500,000	5,299,740

Fulton Cnty., Dev. Auth. Rev. Bonds (GA Tech Athletic Assn.), Ser. A, 5.00%, 10/1/42	A2	1,350,000	1,569,186

Gainesville & Hall Cnty., Hosp. Auth. Rev. Bonds (Northeast GA Hlth. Care)
Ser. S, 5.50%, 8/15/54	AA-	925,000	1,151,533
Ser. B, 5.25%, 2/15/45	AA-	6,500,000	7,191,340

Marietta, Dev. Auth. Rev. Bonds (Fac. of Life U., Inc.), 7.00%, 6/15/39	Ba3	1,400,000	1,475,768

Muni. Election Auth. of GA Rev. Bonds (Plant Voltage Units 3 & 4), Ser. A, 5.50%, 7/1/60	A+	3,500,000	4,327,750

			26,081,413
Illinois (14.8%)

Chicago, G.O. Bonds
Ser. A, 5.50%, 1/1/39	BBB+	500,000	516,970
Ser. D-05, 5.50%, 1/1/37	BBB+	750,000	776,498
Ser. G-07, 5.50%, 1/1/35	BBB+	3,175,000	3,291,586
Ser. D-05, 5.50%, 1/1/34	BBB+	1,000,000	1,037,420
Ser. A, 5.25%, 1/1/33	BBB+	1,250,000	1,305,275
Ser. C, 5.00%, 1/1/38	BBB+	1,500,000	1,524,720

Chicago, Board of Ed. G.O. Bonds, Ser. C, 5.25%, 12/1/39	B+	2,250,000	2,120,063

Chicago, Motor Fuel Tax Rev. Bonds, 5.00%, 1/1/29	BBB	500,000	535,085

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. A, 5.75%, 1/1/39	A2	4,000,000	4,689,320
Ser. C, 5.375%, 1/1/39	A2	1,250,000	1,462,438
Ser. C, 5.25%, 1/1/28	A2	1,320,000	1,568,160
Ser. C, 5.25%, 1/1/27	A2	2,125,000	2,535,763

Chicago, Sales Tax Rev. Bonds, 5.00%, 1/1/34	AA	1,500,000	1,673,085

Chicago, Trans. Auth. Sales Tax Rev. Bonds, 5.25%, 12/1/49	AA	3,000,000	3,479,640

Chicago, Waste Wtr. Transmission Rev. Bonds
(2nd Lien), 5.00%, 1/1/39	A	1,835,000	2,066,816
Ser. A, NATL, zero %, 1/1/24	AA-	1,600,000	1,274,752

Chicago, Waste Wtr. Transmission Rev. Bonds , Ser. C, 5.00%, 1/1/39	A	900,000	1,030,032

Chicago, Wtr. Wks Rev. Bonds
5.00%, 11/1/42	A	645,000	721,826
5.00%, 11/1/39	A	1,080,000	1,243,490

Cicero, G.O. Bonds, Ser. A, AGM, 5.00%, 1/1/21	AA	2,000,000	2,258,400

IL Fin. Auth. Rev. Bonds
(Silver Cross Hosp. & Med. Ctr.), 7.00%, 8/15/44 (Prerefunded 8/15/19)	AAA/P	2,500,000	2,969,400
(IL Rush U. Med. Ctr.), Ser. D, U.S. Govt. Coll., 6.625%, 11/1/39 (Prerefunded 5/1/19)	Aaa	1,490,000	1,733,973
(Rush U. Med. Ctr.), Ser. C, U.S. Govt. Coll., 6.625%, 11/1/39 (Prerefunded 5/1/19)	Aaa	1,425,000	1,658,330
(Elmhurst Memorial), Ser. A, 5.625%, 1/1/37	Baa2	3,000,000	3,166,890
(Alexian), Ser. A, AGM, 5.25%, 1/1/22 (Prerefunded 4/14/18)	A2	3,775,000	4,072,961

IL State G.O. Bonds
5.25%, 2/1/30	BBB+	1,000,000	1,117,980
5.00%, 1/1/41	BBB+	6,000,000	6,589,920
5.00%, 3/1/34	BBB+	750,000	803,393

IL State Fin. Auth. Rev. Bonds
(Presence Hlth. Network ), Ser. C, 5.00%, 2/15/36(FWC)	Baa3	400,000	456,104
(Lifespace Cmntys, Inc.), Ser. A, 5.00%, 5/15/35	A/F	1,025,000	1,217,905

Kendall & Kane Cntys., Cmnty. United School Dist. G.O. Bonds (No. 115 Yorkville), NATL, FGIC, zero %, 1/1/21	Aa3	1,075,000	982,937

Lake Cnty., Cmnty. Construction School Dist. G.O. Bonds (No. 073 Hawthorn)
NATL, FGIC, zero %, 12/1/21	AA+	1,805,000	1,632,875
U.S. Govt. Coll., NATL, zero %, 12/1/21 (Escrowed to maturity)	AA+	145,000	136,913
NATL, FGIC, zero %, 12/1/20	AA+	1,495,000	1,389,393
U.S. Govt. Coll., NTAL, zero %, 12/1/20 (Escrowed to maturity)	AA+	155,000	148,836

Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Bonds (McCormick), Ser. A, NATL, zero %, 12/15/30	AA-	12,000,000	7,136,760

Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds (Green Bond), Ser. E, 5.00%, 12/1/30	AA+	1,310,000	1,633,465

Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6.00%, 6/1/28	A-	4,150,000	4,967,260

Southern IL U. Rev. Bonds (Hsg. & Auxiliary), Ser. A, NATL, zero %, 4/1/25	AA-	1,870,000	1,389,335

Springfield, Elec. Rev. Bonds, AGM, 5.00%, 3/1/40	AA	500,000	590,880

			78,906,849
Indiana (1.1%)

IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5.25%, 10/15/21	A3	180,000	208,652

IN State Fin. Auth. Rev. Bonds
(BHI Sr. Living), 5.75%, 11/15/41	BBB+/F	1,000,000	1,145,480
(I-69 Dev. Partners, LLC), 5.25%, 9/1/40	BB+	1,000,000	1,128,180
(Duke Energy Ind.), Ser. C, 4.95%, 10/1/40	Aa3	2,000,000	2,222,040

U. Southern IN Rev. Bonds (Student Fee), Ser. J, AGC, 5.75%, 10/1/28	AA	1,000,000	1,146,080

			5,850,432
Kentucky (1.2%)

KY Pub. Trans. Infrastructure Auth. Rev. Bonds (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53	Baa3	1,000,000	1,217,310

Louisville & Jefferson Cnty., Metro. Govt. College Rev. Bonds (Bellarmine U.), Ser. A, 6.00%, 5/1/38	Baa3	290,000	306,391

Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds (Norton Healthcare, Inc. ), Ser. A, 5.00%, 10/1/32(FWC)	A-	2,750,000	3,354,010

Louisville, Regl. Arpt. Auth. Syst. Rev. Bonds, Ser. A
5.00%, 7/1/32	A+	1,030,000	1,211,342
5.00%, 7/1/31	A+	385,000	453,992

			6,543,045
Louisiana (0.1%)

LA State Pub. Fac. Auth. Rev. Bonds (Ochsner Clinic Foundation), 5.00%, 5/15/47	Baa1	650,000	761,189

			761,189
Maryland (0.6%)

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.20%, 9/1/22	A2	650,000	735,976

MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (Peninsula Regl. Med. Ctr.), 5.00%, 7/1/39	A2	1,990,000	2,341,932

			3,077,908
Massachusetts (8.2%)

MA State G.O. Bonds, Ser. B, 5.00%, 7/1/33	Aa1	5,000,000	6,311,650

MA State Dept. Trans. Rev. Bonds (Metro Hwy. Syst.), Ser. B, 5.00%, 1/1/37	A+	2,500,000	2,789,875

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8.00%, 4/15/39 (Prerefunded 10/15/19)	BBB	575,000	706,761
(Linden Ponds, Inc. Fac.), Ser. A-1, 6.25%, 11/15/26	B-/P	960,369	1,009,041
(Milford Regl. Med. Ctr. Oblig. Group), Ser. F, 5.75%, 7/15/43	Baa3	500,000	583,625
(Loomis Cmntys.), Ser. A, 5.75%, 1/1/28	BBB-	1,100,000	1,273,811
(Carleton-Willard Village), 5.625%, 12/1/30	A-	750,000	839,918
(Linden Ponds, Inc. Fac.), Ser. A-2, 5.50%, 11/15/46	B-/P	51,190	49,849
(Berklee College of Music), 5.25%, 10/1/41	A2	2,000,000	2,403,040
(Dana-Farber Cancer Inst.), Ser. N, 5.00%, 12/1/41	A1	1,900,000	2,327,994
(Emerson College), Ser. A, 5.00%, 1/1/40	Baa1	3,000,000	3,268,350
(Intl. Charter School), 5.00%, 4/15/33	BBB	1,000,000	1,141,410
(Linden Ponds, Inc. Fac.), Ser. B, zero %, 11/15/56	B-/P	254,614	2,001

MA State Edl. Fin. Auth. Rev. Bonds (Ed. Loan - Issue 1)
5.00%, 1/1/27	AA	800,000	954,192
4.375%, 1/1/32	AA	925,000	1,008,851

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Suffolk U.), Ser. A, U.S. Govt. Coll., 5.75%, 7/1/39 (Prerefunded 7/1/19)	Baa2	1,175,000	1,321,722
(Springfield College), 5.625%, 10/15/40 (Prerefunded 10/15/19)	Baa1	550,000	634,805
(Care Group), Ser. B-2, NATL, 5.375%, 2/1/26 (Prerefunded 8/1/18)	AA-	700,000	766,318
(Northeastern U.), Ser. A, 5.00%, 10/1/35	A2	3,250,000	3,697,265

MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. C, 5.35%, 12/1/42	Aa3	1,235,000	1,339,629

MA State Port Auth. Rev. Bonds, Ser. A, 5.00%, 7/1/29	AA	1,640,000	2,102,398

MA State Port Auth. Special Fac. Rev. Bonds (Conrac), Ser. A, 5.125%, 7/1/41	A	2,855,000	3,280,395

Metro. Boston, Trans. Pkg. Corp. Rev. Bonds
(Systemwide Pkg.), 5.25%, 7/1/33	A1	2,500,000	2,951,325
5.00%, 7/1/41	A1	2,590,000	2,987,073

			43,751,298
Michigan (7.6%)

Detroit, G.O. Bonds, AMBAC, 5.25%, 4/1/24	A-/P	222,425	222,461

Detroit, City School Dist. G.O. Bonds, Ser. A, AGM, 6.00%, 5/1/29	Aa1	1,000,000	1,296,260

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6.25%, 7/1/36	AA	1,425,000	1,610,977

Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 7.50%, 7/1/39	Ba1	500,000	572,095

Karegnondi, Wtr. Auth. Rev. Bonds (Wtr. Supply Syst.), Ser. A, 5.25%, 11/1/31	A2	2,445,000	2,909,330

MI State Fin. Auth. Rev. Bonds
Ser. G-5A, AMBAC, 5.25%, 4/1/24	A-	1,212,575	1,228,169
Ser. H-1, 5.00%, 10/1/39	AA-	1,575,000	1,848,767
(MidMichigan Hlth.), 5.00%, 6/1/39	A1	1,000,000	1,169,730
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/35	BBB+	1,100,000	1,287,759
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/34	BBB+	1,900,000	2,237,421
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. D-2, 5.00%, 7/1/34	BBB+	1,000,000	1,177,590
(Local Govt. Program Detroit Wtr. & Swr.), Ser. D4, 5.00%, 7/1/34	A-	100,000	116,438
(Detroit Wtr. & Swr.), Ser. C-6, 5.00%, 7/1/33	A-	850,000	995,002
(Detroit), Ser. C-3, 5.00%, 4/1/27	A2	750,000	921,510

MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6.125%, 6/1/39 (Prerefunded 6/1/19)	AA+	2,500,000	2,874,500
(Henry Ford Hlth.), 5.75%, 11/15/39	A3	2,000,000	2,297,660
(Henry Ford Hlth. Syst.), Ser. A, 5.25%, 11/15/46	A3	4,500,000	4,559,895
(Sparrow Hlth. Oblig. Group), 5.00%, 11/15/31	A1	390,000	410,869

MI State Hsg. Dev. Auth. Rev. Bonds (Rental Hsg.), Ser. D, 3.95%, 10/1/37	AA	1,050,000	1,115,321

MI State Strategic Fund Ltd. Rev. Bonds (Worthington Armstrong Venture), 5.75%, 10/1/22 (Escrowed to maturity)	AAA/P	1,650,000	2,021,960

MI State Strategic Fund Ltd. Oblig. Rev. Bonds (Evangelical Homes of MI)
5.50%, 6/1/47	BB+/F	675,000	719,186
5.25%, 6/1/32	BB+/F	320,000	343,344

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A, 6.00%, 6/1/34	B-	575,000	579,324

Warren, Cons. School Dist. G.O. Bonds (School Bldg. & Site), Q-SBLF, 5.00%, 5/1/36	AA-	2,000,000	2,359,800

Wayne Cnty., Arpt. Auth. Rev. Bonds
Ser. D, 5.00%, 12/1/40	A2	2,890,000	3,447,915
Ser. A, 5.00%, 12/1/21	A2	2,000,000	2,312,700

			40,635,983
Minnesota (1.7%)

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care VRDN (Allina Hlth. Syst.), Ser. B-1, 0.39s, 11/15/35	VMIG1	1,100,000	1,100,000

Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds, Ser. A, 5.00%, 1/1/32	A+	500,000	605,900

Minneapolis Hlth. Care Syst. Rev. Bonds (Fairview Hlth. Svcs. Oblig. Group), Ser. A, 5.00%, 11/15/44	A+	250,000	292,450

Moorhead, Edl. Fac. Rev. Bonds (Concordia College Corp.), 5.00%, 12/1/40	Baa1	500,000	584,365

North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes North Oaks), 6.125%, 10/1/39	BB/P	995,000	1,029,944

St. Cloud, Hlth. Care Rev. Bonds (CentraCare Hlth. Syst.), Ser. A
5.125%, 5/1/30	A1	160,000	182,104
U.S. Govt. Coll., 5.125%, 5/1/30 (Prerefunded 5/1/20)	AAA/P	2,390,000	2,767,644

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (HealthPartners Oblig. Group), Ser. A, 5.00%, 7/1/33	A2	2,000,000	2,397,160

			8,959,567
Mississippi (0.7%)

MS Bus. Fin. Corp. Rev. Bonds (Syst. Energy Resources, Inc.), 5.875%, 4/1/22	BBB	1,445,000	1,463,265

Warren Cnty., Gulf Opportunity Zone Rev. Bonds (Intl. Paper Co.), Ser. A, 6.50%, 9/1/32	Baa2	2,000,000	2,222,540

			3,685,805
Missouri (0.1%)

MO State Hlth. & Edl. Fac. Auth. Rev. Bonds (Saint Lukes Hlth. Syst., Inc. ), 5.00%, 11/15/35	A1	375,000	457,725

			457,725
Nebraska (0.2%)

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Immanuel Oblig. Group), 5.625%, 1/1/40	AA/F	925,000	1,043,169

			1,043,169
Nevada (6.2%)

Clark Cnty., Ltd. Tax Bonds, 5s, 6/1/33(T)	AA	28,285,000	30,400,245

Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, 5.00%, 7/1/33	A1	1,565,000	1,894,198

Henderson, Local Impt. Dist. Special Assmt. Bonds (No. T-17), 5.00%, 9/1/25	BBB-/P	560,000	572,113

			32,866,556
New Jersey (6.3%)

Bayonne, G.O. Bonds (Qualified Gen. Impt.), BAM, 5.00%, 7/1/39	AA	1,300,000	1,550,965

NJ State Econ. Dev. Auth. Rev. Bonds
(NYNJ Link Borrower, LLC), 5.375%, 1/1/43	BBB-	500,000	585,980
Ser. WW, 5.25%, 6/15/32	A3	1,500,000	1,694,895
5.00%, 6/15/26	Baa1	500,000	560,550

NJ State Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (NJ American Wtr. Co.)
Ser. A, 5.7s, 10/1/39	A1	3,900,000	4,370,340
Ser. B, 5.60%, 11/1/34	A1	500,000	556,570

NJ State Edl. Fac. Auth. Rev. Bonds (Georgian Court U.), Ser. D
5.25%, 7/1/37	Baa3	1,000,000	1,023,230
5.25%, 7/1/27	Baa3	500,000	516,250

NJ State Higher Ed. Assistance Auth. Rev. Bonds (Student Loan), Ser. 1A, 5.00%, 12/1/22	Aa2	2,500,000	2,882,575

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6.625%, 7/1/38	Baa3	2,750,000	3,007,373
(St. Peter's U. Hosp.), 5.75%, 7/1/37	Ba1	1,500,000	1,601,130
(Holy Name Hosp.), 5.00%, 7/1/36	Baa2	2,000,000	2,002,260

NJ State Trans. Trust Fund Auth. Rev. Bonds (Trans. Syst.), Ser. A, zero %, 12/15/30	A3	10,000,000	5,701,000

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 1A
5.00%, 6/1/41	B3	2,000,000	1,974,640
4.75%, 6/1/34	B3	3,000,000	2,929,290

Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds (Covanta Union), Ser. A, 5.25%, 12/1/31	AA+	2,300,000	2,562,545

			33,519,593
New Mexico (0.3%)

Sante Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Res.), 5.00%, 5/15/42	BBB-	1,460,000	1,554,009

			1,554,009
New York (9.5%)

Broome Cnty., Indl. Dev. Agcy. Continuing Care Retirement Rev. Bonds (Good Shepard Village), Ser. A, U.S. Govt. Coll., 6.875%, 7/1/40 (Prerefunded 7/1/18)	AAA/P	320,000	358,032

Liberty, Dev. Corp. Rev. Bonds (Goldman Sachs Headquarters), 5.25%, 10/1/35	A3	2,000,000	2,715,560

Metro. Trans. Auth. Rev. Bonds, Ser. D, 5.00%, 11/15/36	AA-	2,000,000	2,345,360

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev Bonds, 5s, 6/15/31(T)	AA+	10,000,000	11,831,342

NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds, Ser. GG, 5.00%, 6/15/43	Aa1	2,000,000	2,320,180

NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds, Ser. S-1, 5.00%, 7/15/43	Aa2	5,000,000	6,098,000

NY Cntys., Tobacco Trust III Rev. Bonds (Tobacco Settlement), 6.00%, 6/1/43	A3	1,310,000	1,312,122

NY State Dorm. Auth. Rev. Bonds, Ser. A, 5.00%, 3/15/43	AAA	4,000,000	4,759,280

NY State Dorm. Auth. Lease Rev. Bonds (State U. Dorm Fac.), Ser. A, 5.00%, 7/1/35	Aa2	1,000,000	1,174,430

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (Orange Regl. Med. Ctr.), 6.25%, 12/1/37	Ba1	1,800,000	1,964,466

NY State Dorm. Auth. Rev. Bonds, Ser. C, 5s, 3/15/31(T)	AAA	5,000,000	5,872,677

NY State Dorm. Auth. Sales Tax Rev. Bonds, Ser. BC-15, 5.00%, 3/15/42	AAA	5,000,000	6,159,950

NY State Trans. Special Fac. Dev. Corp. Rev. Bonds (Laguardia Arpt. Term. B Redev. Program), Ser. A
5.25%, 1/1/50	Baa3	1,000,000	1,160,050
5.00%, 7/1/46	Baa3	1,500,000	1,708,140
5.00%, 7/1/41	Baa3	1,000,000	1,146,310

			50,925,899
North Carolina (1.1%)

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. C, 6.75%, 1/1/24 (Prerefunded 1/1/19)	AAA/F	1,000,000	1,145,170

NC State Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(Deerfield), Ser. A, 6.00%, 11/1/33 (Prerefunded 11/1/18)	A-/F	805,000	884,824
(First Mtge. - Presbyterian Homes), 5.375%, 10/1/22	BB/P	1,000,000	1,005,890

NC State Med. Care Comm. Retirement Fac. Rev. Bonds (Salemtowne), 5.25%, 10/1/37	BB/P	2,750,000	3,053,683

			6,089,567
Ohio (7.7%)

American Muni. Pwr., Inc. Rev. Bonds (Meldahl Hydroelectric (Green Bond) ), Ser. A, 5.00%, 2/15/30	A	1,250,000	1,545,875

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-3, 6.25%, 6/1/37	B-	2,225,000	2,270,390
Ser. A-2, 5.875%, 6/1/30	B-	1,450,000	1,449,188
Ser. A-2, 5.75%, 6/1/34	B-	5,325,000	5,260,224

Erie Cnty., OH Hosp. Fac. Rev. Bonds (Firelands Regl. Med. Ctr.), Ser. A, 5.25%, 8/15/46	A3	2,500,000	2,503,150

Franklin Cnty., Hlth. Care Fac. Rev. Bonds (OH Presbyterian Retirement Svcs. (OPRS) Cmntys. Oblig. Group), Ser. A, 6.00%, 7/1/35	BBB-	1,125,000	1,284,930

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst., Inc.), Ser. C
6.00%, 8/15/43	A3	495,000	542,372
U.S. Govt. Coll., 6.00%, 8/15/43 (Prerefunded 8/15/18)	AAA/P	2,605,000	2,886,627

OH State Air Quality Dev. Auth. FRB (Columbus Southern Pwr. Co.), Ser. B, 5.80%, 12/1/38	Baa1	2,000,000	2,252,380

OH State Higher Edl. Fac. Comm. Rev. Bonds (Kenyon College), 5.00%, 7/1/44	A1	5,000,000	5,605,600

OH State Hosp. Rev. Bonds (U. Hosp. Hlth. Syst.), Ser. A, 5.00%, 1/15/41	A2	700,000	837,354

OH State Major New Infrastructure Rev. Bonds, Ser. 16-1, 5.00%, 12/15/28(FWC)	AA	1,500,000	1,909,395

OH State Private Activity Rev. Bonds (Portsmouth Bypass), AGM, 5.00%, 12/31/35	AA	1,125,000	1,325,711

OH State Tpk. Comm. Rev. Bonds
(Infrastructure), Ser. A-1, 5.25%, 2/15/33	A1	225,000	272,027
(Infrastructure), Ser. A-1, 5.25%, 2/15/32	A1	950,000	1,151,809
5.00%, 2/15/48	A1	1,250,000	1,459,413

Scioto Cnty., Hosp. Rev. Bonds
(Southern Med. Ctr.), 5.50%, 2/15/28 (Prerefunded 2/15/18)	A2	4,660,000	5,010,991
(Southern OH Med. Ctr.), 5.00%, 2/15/33	A2	605,000	732,014
(Southern OH Med. Ctr.), 5.00%, 2/15/32	A2	745,000	904,929

Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5.75%, 12/1/32	BB/F	625,000	719,475
(Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	BB/F	120,000	134,076

Warren Cnty., Hlth. Care Fac. Rev. Bonds (Otterbein Homes Oblig. Group)
5.00%, 7/1/33	A	500,000	592,755
5.00%, 7/1/32	A	250,000	297,370

			40,948,055
Oregon (0.8%)

Keizer, Special Assmt. Bonds (Keizer Station), Ser. A, 5.20%, 6/1/31	A1	1,795,000	1,928,117

Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds (Terwilliger Plaza, Inc.), 5.00%, 12/1/36	BBB/F	700,000	847,049

OR Hlth. Sciences U. Rev. Bonds, Ser. A, 5.75%, 7/1/39 (Prerefunded 7/1/19)	Aa3	1,250,000	1,432,750

			4,207,916
Pennsylvania (5.0%)

Cumberland Cnty., Muni. Auth. Rev. Bonds (Diakon Lutheran Social Minstries)
5.00%, 1/1/32	BBB+/F	200,000	238,732
5.00%, 1/1/31	BBB+/F	1,000,000	1,198,270

Dauphin Cnty., Gen. Auth. Hlth. Syst. Rev. Bonds (Pinnacle Hlth. Syst.), Ser. A, 5.00%, 6/1/34	A+	450,000	548,352

Delaware River Port Auth. PA & NJ Rev. Bonds
Ser. D, 5.00%, 1/1/40	A	1,200,000	1,333,212
5.00%, 1/1/31	A	2,500,000	3,033,350

Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Mercyhurst College), 5.50%, 3/15/38	BBB-	725,000	763,556

Franklin Cnty., Indl. Dev. Auth. Rev. Bonds (Chambersburg Hosp.), 5.375%, 7/1/42	A2	1,000,000	1,120,740

Lancaster, Higher Ed. Auth. College Rev. Bonds (Franklin & Marshall College), 5.00%, 4/15/29	AA-	1,000,000	1,066,720

Northampton Cnty., Hosp. Auth. Rev. Bonds (St. Luke's Hosp. - Bethlehem), Ser. A, 5.50%, 8/15/40 (Prerefunded 8/15/18)	A3	1,250,000	1,373,863

PA State Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds (Amtrak), Ser. A, 5.00%, 11/1/32	A1	1,000,000	1,146,160

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Gwynedd Mercy College), Ser. KK1, 5.375%, 5/1/42	BBB	500,000	551,935
(St. Joseph's U.), Ser. A, 5.00%, 11/1/40	A-	3,000,000	3,394,470
(Philadelphia U.), 5.00%, 6/1/30	Baa2	2,250,000	2,325,510
(Philadelphia U.), 5.00%, 6/1/22	Baa2	860,000	889,808

PA State Hsg. Fin. Agcy. Rev. Bonds, Ser. 15-117A, 3.95%, 10/1/30	AA+	900,000	974,331

PA State Pub. School Bldg. Auth. Rev. Bonds (Northampton Cnty. Area Cmnty. College Foundation), BAM, 5.00%, 6/15/32	AA	2,030,000	2,404,982

PA State Tpk. Comm. Rev. Bonds, Ser. A, 5.00%, 12/1/38	A1	1,000,000	1,188,520

Philadelphia, Gas Wks. Rev. Bonds, 5.00%, 8/1/32	A-	1,000,000	1,203,830

Pittsburgh & Allegheny Cnty., Sports & Exhib. Auth. Hotel Rev. Bonds, AGM, 5.00%, 2/1/35	AA	1,225,000	1,387,068

Westmoreland Ctny., Muni. Auth. Rev. Bonds, BAM, 5.00%, 8/15/27(FWC)	AA	450,000	559,431

			26,702,840
Puerto Rico (0.1%)

Cmnwlth. of PR, G.O. Bonds, Ser. A, 5.50%, 7/1/39 (In default)(NON)	Caa3	1,000,000	637,500

			637,500
Rhode Island (0.5%)

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	2,750,000	2,925,340

			2,925,340
South Carolina (2.5%)

SC State Pub. Svc. Auth. Rev. Bonds
(Santee Cooper), Ser. A, 5.75%, 12/1/43	AA-	3,000,000	3,798,240
Ser. A, 5.50%, 12/1/54	AA-	3,000,000	3,614,850
Ser. A, 5.00%, 12/1/55	AA-	2,000,000	2,347,080
Ser. A, 5.00%, 12/1/50	AA-	2,000,000	2,362,540

SC State Pub. Svcs. Auth. Rev. Bonds, Ser. E, 5.25%, 12/1/55	AA-	1,000,000	1,214,510

			13,337,220
Tennessee (0.9%)

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds (Mountain States Hlth. Alliance), 6.00%, 7/1/38	Baa1	3,450,000	3,912,300

Metro. Govt. Nashville & Davidson Ctny. Hlth. & Edl. Fac. Board Rev. Bonds (Vanderbilt U. Med. Ctr.), Ser. A, 5.00%, 7/1/40	A3	600,000	723,342

			4,635,642
Texas (16.9%)

Arlington, Higher Ed. Fin. Corp. Rev. Bonds (Uplift Ed.), Ser. A, 5.00%, 12/1/36	BBB-	500,000	588,710

Brazos River Harbor Naval Dist. Env. Rev. Bonds (Dow Chemical Co.), Ser. A-4, 5.95s, 5/15/33	BBB	400,000	438,236

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/28) (Dow Chemical), 5.90%, 5/1/38	BBB	2,850,000	3,053,775

Central TX Regl. Mobility Auth. Rev. Bonds
Ser. A, 5.00%, 1/1/45	BBB+	250,000	294,830
Ser. A, 5.00%, 1/1/40	BBB+	500,000	592,270
(Sr. Lien), Ser. A, 5.00%, 1/1/33	BBB+	425,000	494,407

Central TX Regl. Mobility Auth. Rev. Bonds , 5.00%, 1/1/46	BBB+	750,000	884,303

Dallas Cnty., Util. & Reclamation Dist. G.O. Bonds, Ser. B, AMBAC, 5.375%, 2/15/29	A3	4,000,000	4,098,080

Dallas, Area Rapid Transit Rev. Bonds (Sr. Lien), 5s, 12/1/33(T)	AA+	26,000,000	28,695,061

Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Corp. Rev. Bonds, Ser. A, 5.25%, 11/1/30	A+	3,000,000	3,622,950

Grand Parkway Trans. Corp. Rev. Bonds (Sub. Tier Toll Syst.), Ser. B, 5.00%, 4/1/53	AA+	1,400,000	1,628,144

Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds (YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/33	Baa3	800,000	901,768

Houston, Arpt. Syst. Rev. Bonds (United Airlines, Inc.), 4.75%, 7/1/24	BB-	2,000,000	2,300,320

Houston, Util. Syst. Rev. Bonds, Ser. A, 5.00%, 11/15/33	AA	1,500,000	1,733,865

Love Field, Arpt. Modernization Corp. Special Fac. Rev. Bonds (Southwest Airlines Co.), 5.25%, 11/1/40	Baa1	1,750,000	1,994,038

Love Field, Gen. Arpt. Modernization Corp. Rev. Bonds, 5.00%, 11/1/35	A1	1,000,000	1,183,420

Lower CO River Auth. Transmission Svcs. Contract Corp. Rev. Bonds, 5.00%, 5/15/33	A	700,000	862,638

Matagorda Cnty., Poll. Control Rev. Bonds (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	Baa1	1,500,000	1,800,690

New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Wesleyan Homes, Inc.), 5.50%, 1/1/43	BB-/P	500,000	538,295
(Collegiate Hsg.-College Station I, LLC), AGM, 5.00%, 4/1/46	AA	2,100,000	2,396,289
(Collegiate Hsg.-Tarleton St.), 5.00%, 4/1/34	Baa3	1,000,000	1,155,190

North East TX, Regl. Mobility Auth. Rev. Bonds, 5.00%, 1/1/41	Baa2	2,500,000	2,968,125

North TX, Thruway Auth. Rev. Bonds, Ser. B, zero %, 9/1/43	AA+	2,000,000	556,840

North TX, Tollway Auth. Rev. Bonds
(1st Tier), Ser. I, 6.50%, 1/1/43	A1	4,000,000	5,398,120
(1st Tier), Ser. A, 6.00%, 1/1/25	A1	160,000	171,957
(1st Tier), Ser. A, FNMA Coll., U.S. Govt. Coll., 6.00%, 1/1/25 (Prerefunded 1/1/18)	AAA/P	1,140,000	1,226,366
(Toll 2nd Tier), Ser. F, 5.75%, 1/1/38 (Prerefunded 1/1/18)	A2	500,000	536,125
Ser. A, 5.00%, 1/1/39	A1	2,000,000	2,413,220
Ser. D, AGC, zero %, 1/1/28	AA	7,800,000	5,763,030

Red River, Hlth. Retirement Fac. Dev. Corp. Rev. Bonds (Sears Methodist Retirement Syst. Oblig. Group)
Ser. B, 6.15%, 11/15/49 (In default)(NON)	D/P	282,000	423
Ser. A, 5.45%, 11/15/38 (In default)(NON)	D/P	814,000	1,221

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds (Trinity Terrace), Ser. A-1, 5.00%, 10/1/44	BBB+/F	1,300,000	1,481,870

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds (Buckner Retirement Svcs., Inc.)
5.25%, 11/15/37	A/F	615,000	637,792
5.25%, 11/15/37 (Prerefunded 11/15/17)	AAA/P	485,000	513,911
Ser. B, 5.00%, 11/15/46	A/F	2,000,000	2,373,020

TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds, 5.00%, 12/15/28	A3	1,500,000	1,745,310

TX State Private Activity Bond Surface Trans. Corp. Rev. Bonds (Blueridge Trans. Group, LLC (SH 288 Toll Lane)), 5.00%, 12/31/55	Baa3	2,000,000	2,311,600

TX State Trans. Comm. Tpk. Syst. Rev. Bonds (1st Tier), Ser. A, 5.00%, 8/15/41	A3	2,500,000	2,913,425

			90,269,634
Utah (0.2%)

Salt Lake City, Hosp. Rev. Bonds, AMBAC, U.S. Govt. Coll., 6.75%, 5/15/20 (Escrowed to maturity)	AAA/P	1,300,000	1,304,719

			1,304,719
Vermont (0.3%)

VT State Edl. & Hlth. Bldg. Fin. Agcy. Rev. Bonds (U. of VT Med. Ctr.), Ser. A, 5.00%, 12/1/36	A3	1,250,000	1,503,850

			1,503,850
Virginia (0.5%)

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Mountain States Hlth. Alliance), Ser. C, 7.75%, 7/1/38	Baa1	2,100,000	2,388,141

			2,388,141
Washington (2.1%)

Port of Seattle, Rev. Bonds, Ser. C, 5.00%, 4/1/40	A1	875,000	1,029,201

WA State G.O. Bonds (Sr. 520 Corridor-Motor Vehicle Tax), Ser. C, 5s, 6/1/28(T)	AA+	5,000,000	5,897,379

Tobacco Settlement Auth. of WA Rev. Bonds, 5.25%, 6/1/32	A-	2,125,000	2,468,889

WA State Hlth. Care Fac. Auth. Rev. Bonds (Kadlec Med. Ctr.), 5.50%, 12/1/39 (Prerefunded 12/1/20)	AAA/P	1,200,000	1,434,336

WA State Hsg. Fin. Comm. 144A Rev. Bonds (Bayview Manor Homes ), Ser. A, 5.00%, 7/1/36	BB+/P	375,000	405,105

			11,234,910
West Virginia (0.9%)

Harrison Cnty., Cmnty. Solid Waste Disp. Rev. Bonds (Allegheny Energy), Ser. D, 5.50%, 10/15/37	Baa2	3,450,000	3,538,803

WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth. Syst.), 6.75%, 10/1/43	B+/P	935,000	988,258

			4,527,061
Wisconsin (1.2%)

Pub. Fin. Auth. Arpt. Fac. Rev. Bonds (Sr. Oblig. Group), 5.25%, 7/1/28	BBB	350,000	403,617

WI State Rev. Bonds, Ser. A, 6.00%, 5/1/27	Aa3	2,500,000	2,849,950

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Prohealth Care, Inc.), 6.625%, 2/15/39 (Prerefunded 2/15/19)	AAA/P	1,500,000	1,721,550
(Prohealth Care, Inc.), 5.00%, 8/15/39	A1	750,000	879,735
(Three Pillars Sr. Living), 5.00%, 8/15/33	A-/F	430,000	495,046

			6,349,898
Wyoming (0.8%)

Campbell Cnty., Solid Waste Fac. Rev. Bonds (Basin Elec. Pwr. Co-op), Ser. A, 5.75%, 7/15/39	A	2,000,000	2,261,100

WY Muni. Pwr. Agcy. Pwr. Supply Rev. Bonds
Ser. A, 5.50%, 1/1/33	A2	950,000	1,008,777
(Pwr. Supply), Ser. A, 5.50%, 1/1/28	A2	1,000,000	1,063,180

			4,333,057
TOTAL INVESTMENTS

Total investments (cost $668,161,548)(b)			$752,373,933

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2016 through July 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $533,967,982.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer.
(b)	The aggregate identified cost on a tax basis is $667,923,190, resulting in gross unrealized appreciation and depreciation of $85,423,914 and $973,171, respectively, or net unrealized appreciation of $84,450,743.
(NON)	This security is non-income-producing.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	At the close of the reporting period, the fund maintained liquid assets totaling $51,819,740 to cover tender option bonds.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Transportation	22.6%
	Health care	20.6
	Utilities	19.8
	Local debt	14.1
	State debt	14.0
	Prerefunded	12.2
	Tax bonds	12.0

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust's assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund's portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund's investments with a value of $93,641,996 were held by the TOB trust and served as collateral for $41,822,256 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $44,571 for these investments based on an average interest rate of 0.33%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	—	752,363,247	10,686

Totals by level	$—	$752,363,247	$10,686

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Municipal Opportunities Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 29, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 29, 2016